Fair Value Measurement - Schedule of Assets Measured Fair Value on Recurring Basis (Detail) - Fair Value, Measurements, Recurring [Member] - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Total cash equivalents	$ 136,479	$ 203,761
Total investments	41,122	32,180
Contingent consideration	(49,581)
Total	128,020	235,941
Investment in Equities [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Total investments	3,669	1,845
Investment in Debt Securities under Available-for-Sale Method [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Total investments	1,130
Treasury Bills [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Total cash equivalents		152,879
Total investments		30,335
Corporate Bond [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Total cash equivalents		7,796
Money Market Fund [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Total cash equivalents		33,111
Total investments	36,323
Commercial Paper [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Total cash equivalents		9,975
Level 1 [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Total cash equivalents	136,479	203,761
Total investments	39,992	31,498
Total	176,471	235,259
Level 1 [Member] | Investment in Equities [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Total investments	3,669	1,163
Level 1 [Member] | Treasury Bills [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Total cash equivalents		152,879
Total investments		30,335
Level 1 [Member] | Corporate Bond [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Total cash equivalents		7,796
Level 1 [Member] | Money Market Fund [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Total cash equivalents		33,111
Total investments	36,323
Level 1 [Member] | Commercial Paper [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Total cash equivalents		9,975
Level 2 [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Total investments	1,130	682
Total	1,130	682
Level 2 [Member] | Investment in Equities [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Total investments		$ 682
Level 2 [Member] | Investment in Debt Securities under Available-for-Sale Method [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Total investments	1,130
Level 3 [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Contingent consideration	(49,581)
Total	$ (49,581)